PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 8,563,423	$ 8,426,237
Less: accumulated depreciation and amortization	(7,846,049)	(7,300,848)
Net book value	717,374	1,125,389
Depreciation and amortization	438,864	722,950	$ 980,053
Machinery and laboratory equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	5,232,597	5,116,503
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,054,204	1,030,798
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,818,366	1,793,132
Furniture and tools
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	50,035	49,085
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	43,635	77,767
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 364,586	$ 358,952